NET RESULTS OF CONSOLIDATED ENTITIES (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jan. 01, 2015
Consolidated Variable Interest Entities
Number of CLOs Deconsolidated					30
Interest income from investments	$ 933	$ 2,607
Net gain (loss) on investments	271	1,193
Net gain (loss) on liabilities	(364)	(713)
Operating Expenses	29,076	19,663
Interest expense	1,957	494
Consolidated Entities
Consolidated Variable Interest Entities
Investment income	18,990	2,756
Net gain (loss) on investments	2,600	2,797
Net gain (loss) on liabilities	(7,384)	(2,260)
Net Gain (Loss) on other investments and derivatives	0	438
Operating Expenses	388	1,268
Interest expense	$ 8,420	$ 744
CIFC Corp
Consolidated Variable Interest Entities
Interest income from investments			$ 5,333	$ 790
Net gain (loss) on investments			(4,181)	2,474
Net gain (loss) on liabilities			(2,210)	(2,932)
Operating Expenses			91,475	277,104
Interest expense			3,808	4,236
CIFC Corp | Consolidated Entities
Consolidated Variable Interest Entities
Investment income			25,106	517,252
Interest income from investments			15,202	345,321
Net gain (loss) on investments			(26,114)	(228,777)
Net gain (loss) on liabilities			24,746	(8,996)
Net Gain (Loss) on other investments and derivatives			2,970	2,031
Net gain (loss) from activities of Consolidated Entities			16,804	109,579
Operating Expenses			10,774	40,074
Interest expense			9,904	171,931
Net results of Consolidated Entities			6,030	69,505
CIFC LLC
Consolidated Variable Interest Entities
Interest income from investments			5,333	790
Net gain (loss) on investments			(4,181)	2,474
Net gain (loss) on liabilities			(2,210)	(2,932)
Operating Expenses			91,525	277,104
Interest expense			3,808	4,236
CIFC LLC | Consolidated Entities
Consolidated Variable Interest Entities
Investment income			25,106	517,252
Interest income from investments			15,202	345,321
Net gain (loss) on investments			(26,114)	(228,777)
Net gain (loss) on liabilities			24,746	(8,996)
Net Gain (Loss) on other investments and derivatives			2,970	2,031
Net gain (loss) from activities of Consolidated Entities			16,804	109,579
Operating Expenses			10,774	40,074
Interest expense			9,904	171,931
Net results of Consolidated Entities			$ 6,030	$ 69,505